OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO

NOVEMBER 23, 2010 SUMMARY PROSPECTUS
AS SUPPLEMENTED THROUGH MAY 20, 2011

(Class A:  OMABX) (Class C:  OMBCX) (Class Z:  OMBZX) (Institutional Class:  OMBLX)

Before you invest in the Portfolio, you may want to review the Portfolio’s statutory prospectus and statement of additional information, which contain more information about the Portfolio and its risks.  You may find the Portfolio’s statutory prospectus, statement of additional information, and other information about the Portfolio online at https://www.fundinsite.com/site/old-mutual-funds.aspx.  You may also obtain this information at no cost by calling 888-772-2888 or by sending an email request to oldmutual@fundinsite.com.  The Portfolio’s statutory prospectus and statement of additional information, both dated November 23, 2010, as supplemented, are incorporated by reference into this summary prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

 INVESTMENT OBJECTIVE

Old Mutual Asset Allocation Balanced Portfolio (the “Portfolio”) seeks to provide investors with capital appreciation and current income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Portfolio or other retail mutual funds advised by Old Mutual Capital, Inc. (“Old Mutual Funds”).   More information about this and other sales charge discounts on Class A shares is available from your financial professional, in the section entitled “Your Investment” on page 25 of the Portfolio’s statutory prospectus, and in the section entitled “Purchases and Redemptions of Shares” on page 66 of the Portfolio’s statement of additional information.

FEES AND EXPENSES TABLE

	Institutional Class	Class A	Class C	Class Z
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price)	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None	1.00%	None
Redemption/Exchange Fee (as a percentage of amount redeemed)	2.00%	2.00%	2.00%	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00	$12.00

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) Fees	None	None	0.75%	None
Other Expenses
Service Fees	None	0.25%	0.25%	None
Other Operating Expenses	2.09%	0.48%	0.42%	2.08%
Total Other Expenses	2.09%	0.73%	0.67%	2.08%
Acquired (Underlying) Fund Fees And Expenses	0.85%	0.85%	0.85%	0.85%
Total Annual Fund Operating Expenses1	3.14%	1.78%	2.47%	3.13%
Fee Waivers And/Or Expense Reimbursement2	(1.90%)	(0.29%)	(0.23%)	(1.89%)
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement2	1.24%	1.49%	2.24%	1.24%

1
Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets of the Portfolio stated in the Financial Highlights section of the statutory prospectus, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses.

2
Old Mutual Capital, Inc. (“Old Mutual Capital” or the “Adviser”) contractually has agreed to limit the operating expenses of the Portfolio to the following annual rates through December 31, 2011.  The Adviser will consider further limitations on an annual basis.  The expense limitation agreement may be amended or continued beyond December 31, 2011 by written agreement of the parties.

Institutional Class	Class A	Class C	Class Z
0.39%	0.64%	1.39%	0.39%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$718	$1,076	$1,458	$2,525
Institutional Class	$126	$679	$1,258	$2,832
Class C
with redemption	$327	$748	$1,295	$2,789
without redemption	$227	$748	$1,295	$2,789
Class Z	$126	$679	$1,258	$2,832

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 32.67% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio is a “fund of funds,” which seeks to achieve its investment objective by primarily investing in a diversified portfolio of underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds).  These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Portfolio expects to allocate its assets among equity and fixed-income funds.  The Portfolio’s allocation between equity and fixed-income funds will change over time.

Equity Fund Allocation	Fixed-Income Fund Allocation
50-70%	30-50%

Based upon the analysis described in the section of the statutory prospectus entitled “More about the Portfolios,” the Portfolio expects to invest 0-45% of its assets in each of the following underlying funds:

Old Mutual Analytic Fund
Old Mutual Analytic U.S. Long/Short Fund
Old Mutual Barrow Hanley Core Bond Fund
Old Mutual Barrow Hanley Value Fund
Old Mutual Cash Reserves Fund
Old Mutual Copper Rock Emerging Growth Fund
Old Mutual Copper Rock International Small Cap Fund
Old Mutual Dwight High Yield Fund
Old Mutual Dwight Intermediate Fixed Income Fund
Old Mutual Dwight Short Term Fixed Income Fund
Old Mutual Focused Fund
Old Mutual Heitman REIT Fund
Old Mutual International Equity Fund
Old Mutual Large Cap Growth Fund
Old Mutual TS&W Mid-Cap Value Fund
Old Mutual TS&W Small Cap Value Fund

Old Mutual Capital evaluates Ibbotson Associates Advisers, LLC’s (“Ibbotson” or the “Sub-Adviser”) allocations at least annually and may change these allocations from time to time without the approval of or notice to shareholders.

PRINCIPAL RISKS

Like all investments, you risk losing money by investing in the Portfolio.  The main risks of investing in the Portfolio are as follows:

Risks of Fund of Funds Structure. The performance and risks of the Portfolio will directly correspond to the performance and risks of the underlying funds in which it invests and the securities held by these funds.  The more the Portfolio allocates to equity funds, the greater the expected risk.  To the extent that the Portfolio invests more of its assets in one underlying fund than another, the Portfolio will have greater exposure to the risks of that underlying fund.

The underlying funds will not necessarily make consistent investment decisions.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades.

Because the Portfolio indirectly pays a portion of the expenses incurred by the underlying funds, an investment in the Portfolio entails more direct and indirect expenses than a direct investment in the underlying funds.  As the underlying funds or the Portfolio’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Portfolio may increase or decrease.  In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Portfolio’s transactions in shares of the underlying funds.

The Portfolio’s ability to achieve its investment objective depends upon Ibbotson’s skill in selecting the best mix of underlying funds.  There is the risk that Ibbotson’s evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

The Adviser may be subject to potential conflicts of interest in supervising Ibbotson’s selection of underlying funds.  The Adviser is the investment adviser to each of the underlying funds and the fees paid to the Adviser by some of these underlying funds for these services are higher than the fees paid by other underlying funds.

Risks of Investing in Equity Securities.  The value of the stocks and other securities owned by the underlying funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market also may fail to recognize the intrinsic worth of an investment or the advisers of the underlying funds may misgauge that worth.

The prices of individual equity securities do not all move in the same direction uniformly or at the same time; for example, “growth” stocks may perform well under circumstances in which “value” stocks in general have fallen.  To the extent that an underlying fund emphasizes investments in securities of a particular type, for example foreign stocks, stocks of small or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry, its share value may fluctuate in response to events affecting the market for that type of security.

Risks of Investing in Fixed-Income Securities.  The underlying funds’ investments in fixed-income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed-income securities held.  Generally, the value of a bond increases when interest rates decrease.  Conversely, the value of a bond decreases when interest rates increase.  The prices of mortgage- and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  That is, when borrowers prepay their mortgages, the asset-backed securities that hold those mortgages will receive back principal, and the holders of those securities (such as the Portfolio) may have to re-invest that principal on less favorable terms. Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies. In times of volatile markets, the underlying assets of asset-backed securities may be less liquid, and thus the value of the asset-backed securities could be adversely affected.  Compared with investment-grade bonds, junk bonds carry a greater degree of risk and their issuers are less likely to make payments of interest and repay principal.

PERFORMANCE INFORMATION

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for 1 year, 5 year, and since inception compare with those of broad measures of market performance.  The Portfolio’s past performance, both before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. All performance figures reflect the reinvestment of dividends and capital gain distributions. The returns achieved prior to November 19, 2007 were under a fund of managers structure.

Annual Total Returns as of December 31 – Institutional Class

The bar charts below do not reflect sales charges.  If sales charges had been reflected, returns would be less than those shown below.

2005	2006	2007	2008	2009
6.80%	11.94%	8.79%	(26.02)%	24.44%

The year-to-date return as of September 30, 2010 is 4.83%.

During the periods shown in the chart above, the highest return for a quarter was 14.93% (quarter ending June 30, 2009) and the lowest return for a quarter was (12.37%) (quarter ending December 31, 2008).

Average Annual Total Returns as of December 31, 2009

The table below compares the average annual total return information for the Portfolio’s Class A, Class C, Class Z and Institutional Class shares to the Barclays Capital U.S. Aggregate Index, a widely recognized, unmanaged index (market value-weighted inclusive of accrued interest ) that measures the aggregate bond market, as well as to the Standard & Poor’s Composite 1500 Index, an unmanaged,  broad-based, capitalization-weighted index comprised of 1,500 stocks of large-cap, mid-cap, and small-cap U.S. companies. Sales loads are reflected in the table.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.  After tax returns are shown only for Institutional Class shares.  After tax returns for Class A, Class C, and Class Z shares will vary. When the Return After Taxes on Distributions and Sale of Portfolio Shares is greater than the Return After Taxes on Distributions, it is because of realized losses.  If losses are realized upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

	1 Year	5 Year	Life of Fund
Institutional Class (Inception date 9/30/2004)
Return Before Taxes	24.44%	3.67%	4.80%
Return After Taxes on Distributions	22.94%	2.12%	3.30%
Return After Taxes on Distributions and Sale of Portfolio Shares	15.82%	2.34%	3.35%
Class A (Inception date 9/30/2004)
Return Before Taxes	17.25%	2.23%	3.39%
Class C (Inception date 9/30/2004)
Return Before Taxes	22.36%	2.68%	3.80%
Class Z (Inception date 12/9/2005)
Return Before Taxes	24.65%	N/A	2.98%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes) (9/30/2004 for Life of Fund returns)	5.93%	4.97%	4.91%
Standard & Poor’s Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) (9/30/2004 for Life of Fund returns)	27.25%	0.69%	2.43%

MANAGEMENT

Investment Manager:                                                      Old Mutual Capital

Investment Sub-Adviser:                                                      Ibbotson

Portfolio Managers:

Name	Title	Length of Service
Peng Chen, Ph.D., CFA	President and Lead Portfolio Manager	Since 2005
Brian Huckstep, CFA	Portfolio Manager	Since 2005
Jeremy Stempien	Senior Consultant and Portfolio Manager	Since 2008
Scott Wentsel, CFA, CFP	Vice President and Senior Portfolio Manager	Since 2005

PURCHASE AND SALE OF PORTFOLIO SHARES

Minimum Investments Applicable to Class A Shares, Class C Shares, and Class Z Shares*

	Initial	Additional

Regular Accounts	$2,500	no minimum
Uniform Gifts/Transfers To Minor Accounts	$500	no minimum
Traditional IRAs	$2,000	no minimum
Roth IRAs	$2,000	no minimum
Coverdell Education Savings Accounts	$500	no minimum
Systematic Investment Plans I (“SIP I”) (1)	$500	$25
Systematic Investment Plans II (“SIP II”) (2)	No minimum	$50

*           The Portfolios reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part.

(1)           If a SIP I is established, the minimum initial investment for a Portfolio is $500 with a monthly systematic additional investment of $25 or more.  A SIP I may be established on any type of account.

(2)           An investor may establish a SIP II with no minimum initial investment if the monthly systematic additional investment is at least $50.  A SIP II may be established on any type of account.

Institutional Class shares may be purchased by certain eligible investors and require a minimum initial investment of $1 million in a Portfolio.  Eligible investors may also purchase Institutional Class shares with a minimum initial investment of $100,000 in a Portfolio, provided they sign a letter of intent committing them to increase that investment to a minimum investment of $1 million in the Portfolio within twelve months.

The Portfolio’s distributor may waive the minimum initial investment amount at its discretion.  No minimum applies to subsequent purchases effected by dividend reinvestment.  Minimum initial investment means the net amount you invest in a Portfolio after the deduction of any applicable initial sales charge.

You may purchase or sell your shares of a Portfolio on any day a Portfolio is open for business by contacting your broker-dealer or other financial institution at which you maintain an account, or by contacting the Portfolio’s transfer agent at 888-772-2888. Your broker-dealer or financial institution may charge you a fee for this service.

TAX INFORMATION

The Portfolio’s distributions (other than a return of capital) generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement such as a 401(k) plan or an IRA.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase a Portfolio through a broker-dealer or other financial intermediary (such as a mutual fund platform or a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Distributed by Old Mutual Investment Partners
R-11-014 05/2011